[Aetna letterhead]


[Aetna logo]     151 Farmington Avenue    Josepha M. Summa
                 Hartford, CT  06156      Contracts & Prospectuses, TS41
                                          (860)273-6715
                                          Fax: (860)273-3004

January 31, 1997

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549

       RE: Aetna Insurance Company of America Variable Annuity Account I-
                  File Nos. 33-80750, 811-08582; CIK 0000925981



Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 is the final definitive version of a supplement to the May 1, 1996 Prospectus and Statement of Additional Information for the above referenced Registrant. This filing makes definitive the information contained in Post-effective Amendment No. 7 to the Registration Statement on Form N-4, filed with the Commission on January 29, 1997. The Prospectus and Statement of Additional Information have not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

Any questions regarding this submission can be directed to the undersigned at
(860)273-6715.



Sincerely,

/s/Josepha M. Summa

Josepha M. Summa

497jgpal.doc